PGIM Emerging Markets Debt Local Currency Fund Investment Strategy - PGIM Emerging Markets Debt Local Currency Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its investable assets in currencies of, and fixed income instruments denominated in local currencies of, emerging market countries. The Fund may invest in derivatives, such as forward contracts, options, futures contracts or swap agreements, denominated in any currency. Such investments will be included under the 80% policy noted above so long as the underlying asset of such derivative is a currency or fixed income instrument denominated in the currency of an emerging market country and such investments are subject to the Fund's limit of investing up to 25% of its net assets in derivatives. The term “investable assets” refers to the Fund's net assets plus any borrowings for investment purposes. The Fund's investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. The Fund generally considers emerging market countries to be countries included in the JP Morgan Emerging Markets Bond Index Global Diversified Index, the JP Morgan Government Bond Index-Emerging Markets Global Diversified Index, the JP Morgan Emerging Local Markets Index Plus or the JP Morgan Corporate Emerging Markets Bond Index Broad Diversified. The Fund may invest to a lesser extent in lesser-developed emerging market countries that are not included in standard emerging market benchmarks and are not widely followed by investors (commonly referred to as “frontier market countries”). The Fund's investments may be highly concentrated in a geographic region or country. Under normal circumstances the Fund will invest in at least three different countries, without limit as to the amount of Fund assets that may be invested in any single country. The Fund's fixed income instruments may include bonds, debt securities and derivatives issued by various U.S. and non-U.S. public or private sector entities. The Fund may invest up to 50% of its net assets in high-yield debt instruments or “junk bonds,” rated Ba1 or lower by Moody’s Investors Service, Inc. (Moody’s) or BB+ or lower by S&P Global Ratings (S&P) and instruments either comparably rated by another nationally recognized statistical rating organization (NRSRO) or considered by the subadviser to be of comparable quality. In determining which securities to buy and sell, the subadviser considers country and currency selection, economic conditions, interest rate fundamentals, exchange rates, monetary and fiscal policies, trade and current account balances, legal and political developments and other specific factors that the subadviser believes to be relevant. The subadviser also evaluates individual debt securities within each fixed income sector based upon their relative investment merit and considers factors such as yield, duration and potential for price appreciation as well as credit quality, maturity and risk. In managing the Fund’s assets, the subadviser uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadviser develops views on economic, policy and market trends. In its bottom-up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook are determined based on a thorough review of the financial health and trends of the issuer. The subadviser may also consider investment factors such as expected total return, yield, spread and potential for price appreciation as well as credit quality, maturity and risk. The Fund may invest in a security based upon the expected total return rather than the yield of such security. The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.